Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operational costs	$ 2,393,428	$ 1,006,862
Loss from operations	(2,393,428)	(1,006,862)
Other income:
Other income	4,476
Interest earned on marketable securities held in Trust Account	9,704	4,193
Transaction costs allocable to warrant liabilities	(768,391)	(768,391)
Change in fair value of warrant liabilities	(31,292,368)	(3,090,130)
Other expense, net	(31,278,188)
Net Loss	(33,671,616)	(4,861,190)
Class A [Member]
Other income:
Interest earned on marketable securities held in Trust Account	$ 9,704	$ 4,193
Weighted average shares outstanding	20,737,202	20,737,202
Basic and diluted net income per share	$ 0.00	$ 0
Class B [Member]
Loss from operations	$ (33,681,320)	$ (4,865,383)
Other income:
Net Loss	$ (33,671,616)	$ (4,861,190)
Weighted average shares outstanding	5,184,300	5,184,300
Basic and diluted net income per share	$ (6.50)	$ (0.94)